Unaudited Condensed Consolidated Statements of Operations - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021
Operating and formation costs			$ 168,829
Loss from operations	$ (2,065)	$ (348,325)	(168,829)	$ (976,486)
Other income (expense):
Interest earned on investments held in Trust Account		1,480	20,078	22,604
Change in fair value of warrant liabilities		891,332	(3,883,670)	445,670
Offering expense associated with warrants recorded as liabilities			(191,112)
Total other income (expense)		892,812	(4,054,704)	468,274
Net income (loss)	(2,065)	544,487	(4,223,533)	(508,212)
Other comprehensive income (loss)
General and administrative expenses	$ 2,065	$ 348,325		$ 976,486
DocGo Inc. and Subsidiaries [Member]
Loss from operations			(14,757,683)		$ 15,357,298
Other income (expense):
Total other income (expense)			125,914		4,437,887
Net income (loss)			(14,799,212)		19,179,488
Revenue, net			94,090,658		318,718,580
Expenses:
Cost of revenues (exclusive of depreciation and amortization, which is shown separately below)			62,743,607		208,971,062
Operating expenses:
Depreciation and amortization			5,507,655		7,511,579
Legal and regulatory			3,747,865		3,907,660
Technology and development			1,189,583		3,320,183
Sales, advertising and marketing			746,236		4,757,970
Total expenses			108,848,341		303,361,282
Other income (expenses):
Interest income (expense), net			(204,632)		(763,030)
Gain from PPP loan forgiveness					142,667
Gain (loss) on disposal of fixed assets			30,546		(34,342)
Gain on remeasurement of warrant liabilities					5,199,496
Loss on initial equity method investment					(66,818)
Other income			300,000		(40,086)
Net income (loss) before income tax benefit (expense)			(14,631,769)		19,795,185
Income tax expense			(167,443)		(615,697)
Net loss attributable to noncontrolling interests			(439,268)		(4,564,270)
Net income (loss) attributable to stockholders of DocGo Inc. and Subsidiaries			(14,359,944)		23,743,758
Other comprehensive income (loss)
Foreign currency translation adjustment			196,345		16,038
Total comprehensive gain (loss)			$ (14,163,599)		$ 23,759,796
Net income (loss) per share attributable to DocGo Inc. and Subsidiaries – Basic (in Dollars per share)			$ (0.25)		$ 0.3
Weighted-average shares outstanding – Basic (in Shares)			58,370,157		80,293,959
Net income (loss) per share attributable to DocGo Inc. and Subsidiaries – Diluted (in Dollars per share)			$ (0.25)		$ 0.25
Weighted-average shares outstanding – Diluted (in Shares)			58,370,157		94,863,613
General and administrative expenses			$ 34,913,395		$ 74,892,828
Class A Common Stock
Other income (expense):
Weighted average number of common shares outstanding, basic and diluted (in Shares)		12,656,250	5,911,972	11,889,652
Basic and diluted net income (loss) per common share (in Dollars per share)		$ 0.04	$ (0.48)	$ (0.04)
Class B Common Stock
Other income (expense):
Weighted average number of common shares outstanding, basic and diluted (in Shares)	3,306,250	1,718,750	2,875,000	2,485,348
Basic and diluted net income (loss) per common share (in Dollars per share)		$ 0.04	$ (0.48)	$ (0.04)